Document and Entity Information	Apr. 25, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001633061
Document Period End Date	Apr. 25, 2025
Document Creation Date	Apr. 25, 2025
Document Effective Date	Apr. 25, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Amplify ETF Trust
Prospectus Date	Apr. 25, 2025
Amendment Flag	false
Amplify Bitcoin 24% Premium Income ETF | Amplify Bitcoin 24% Premium Income ETF
Prospectus:
Trading Symbol	BITY